Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, including in the form of ADSs(3)
Amount Registered | shares	406,383,345
Maximum Aggregate Offering Price	$ 2,286,998,800
Fee Rate	0.01381%
Amount of Registration Fee	$ 315,835
Offering Note	(1) The proposed maximum offering price per common share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) under the Securities Act, is based on the average of the high (R$28.99 per common share) and low (R$27.27 per common share) sale price for the Registrant’s common shares on the B3 S.A. - Brasil, Bolsa, Balcão on April 29, 2026, which is within five (5) business days prior to the date of this Registration Statement (which average was R$28.13 per common share, or US$5.63 per common share when converted into U.S. dollars at the commercial selling rate published by the Central Bank of Brazil on April 29, 2026 of US$1.0000 to R$4.9985).
(2) Pursuant to Rule 416 under the Securities Act, the common shares, including in the form of American depositary shares (“ADSs”), being registered hereunder include such indeterminate number of common shares, including in the form of ADSs, as may be issuable with respect to the common shares, including in the form of ADSs, being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(3) ADSs, each representing two common shares, issuable upon deposit of the common shares being registered hereby, under that certain deposit agreement entered into among the us, the Depositary, and all holders and beneficial owners of ADSs issued thereunder, as amended from time to time (previously filed as Exhibit (a)(iii) to Post-Effective Amendment No. 1 to the Registration Statement on Form F-6 (File No. 333-292373) filed with the SEC on January 26, 2026).